As filed with the Securities and Exchange Commission on April 20, 2001


                                               Securities Act File No. 333-68879
                                       Investment Company Act File No. 811-09159

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------


                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 4                      [X]
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                                 Amendment No. 5                             [X]
                        (Check appropriate box or boxes)


                                   ----------

                    Merrill Lynch Large Cap Growth Focus Fund
                           of Mercury V.I. Funds, Inc.
               (Exact name of Registrant as specified in charter)

              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (888) 763-2260

                                 Jeffrey M. Peek
                                  P.O. Box 9011
                        Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                                   ----------

                                     Copies to:
        Counsel for the Fund:
       Joel H. Goldberg, Esq.           and            Allan J. Oster, Esq.
Swidler Berlin Shereff Friedman, LLP                      P.O. Box 9011
        The Chrysler Building                   Princeton, New Jersey 08543-9011
        405 Lexington Avenue
      New York, New York 10174

                                   ----------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                                   ----------


      It is proposed that this filing will become effective:

            [ ]   immediately upon filing pursuant to paragraph (b)

            [X]   on April 23, 2001 pursuant to paragraph (b)

            [ ] 60 days after filing pursuant to paragraph (a)(1) n on (date) pursuant to paragraph (a)(1)

            [ ]   75 days after filing pursuant to paragraph (a)(2)

            [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485


      If appropriate, check the following box:

            [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                                Explanatory Note

      Mercury V.I. Funds, Inc. (the "Corporation") is an open-end management investment company of which Merrill Lynch Large Cap Growth Focus Fund is a series (hereinafter referred to as the "Fund"). Two separate classes of common stock ("Common Stock"), Class A Common Stock and Class B Common Stock, are offered for the Fund. This document consists of (A) the Prospectus for the Fund, which is composed of (i) a Fund specific front portion, and (ii) an Appendix, and (B) the Statement of Additional Information for the Fund which is composed of (i) a Fund specific front portion, and (ii) an Appendix. The section referred to in item (A)(ii) appears in two different versions, one for Class A Common Stock and the second for Class B Common Stock, each of which constitutes a part of the Prospectus for either the Class A Common Stock of the Fund or the Class B Common Stock of the Fund, as appropriate. A table of contents may be found in each Prospectus and Statement of Additional Information.


      The investment adviser of the Fund is Merrill Lynch Investment Managers International Limited (the "Investment Adviser"), an indirect subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of the Fund is FAM Distributors, Inc.


      Both the Class A and Class B shares of the Fund are sold to separate accounts ("Separate Accounts") of certain insurance companies to fund benefits under variable annuity contracts ("Variable Annuity Contracts") and/or variable life insurance contracts (together with the Variable Annuity Contracts, the ("Contracts") issued by such companies. It is currently anticipated that the Fund will be sold to, among others, Merrill Lynch Life Insurance Company ("MLLIC"), ML Life Insurance Company of New York ("ML of New York"), indirect wholly owned subsidiaries of Merrill Lynch & Co., Inc., Hartford Life Insurance Company ("Hartford"), American General Life Insurance Company ("American General"), The AIG Life Companies (U.S.) ("AIG Life"), American International Life Assurance Company of New York ("AIG of NY"), Hartford Life and Annuity Insurance Company ("Hartford Life and Annuity" and, together with ML of New York, MLLIC, Hartford, American General, AIG Life, Hartford of NY, Hartford Life and Annuity, and certain other insurance companies, the "Insurance Companies"). The Separate Accounts invest in shares of the Fund in accordance with instructions received from Contract owners. It is currently anticipated that the Contracts will be offered by agents of Merrill Lynch Life Agency, Inc. ("MLLA"), an affiliate of the Investment Adviser, and Contracts issued by any Insurance Company may be offered by agents associated with that Insurance Company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

Prospectus

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc.


                                                                  April 23, 2001


This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

                                                                            Page

[ICON] KEY FACTS
--------------------------------------------------------------------------------

Merrill Lynch Large Cap Growth Focus Fund at a Glance ....................     3

Risk/Return Bar Chart ....................................................     5

Financial Highlights .....................................................     6

[ICON] DETAILS ABOUT THE FUND
--------------------------------------------------------------------------------

How the Fund Invests .....................................................     7

Investment Risks .........................................................     9

Appendix and Statement of Additional Information .........................    11

[ICON] MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Merrill Lynch Investment Managers International Limited ..................    12


Additional Information ...................................................    13

                           OTHER IMPORTANT INFORMATION

APPENDIX


[ICON] YOUR ACCOUNT
--------------------------------------------------------------------------------

Fund Shares ..............................................................   A-3

How to Buy and Sell Shares ...............................................   A-3



[ICON] FOR MORE INFORMATION
--------------------------------------------------------------------------------

Shareholder Reports ..............................................    Back Cover

Statement of Additional Information ..............................    Back Cover

                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND

Key Facts [ICON]

In an effort to help you better
understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this Prospectus in the sidebar.

Large Cap Companies -- companies whose
market capitalization is at least $5
billion under current market conditions.
The Fund's definition of large cap
companies may be increased in response
to changes in the market.


Equity Securities -- common stock or
securities whose price is linked to the
value of common stock.


Common Stock -- securities representing
shares of ownership of a corporation.

Preferred Stock -- class of stock that
often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.


Convertible Securities -- fixed income
securities, such as bonds or preferred
stocks, that are exchangeable for shares of common stock of the issuer or of another company.


MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND AT A GLANCE
--------------------------------------------------------------------------------

What is the Fund's investment objective?

The investment objective of the Fund is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

What are the Fund's main investment strategies?

The Fund invests primarily in a diversified portfolio of equity securities of U.S. large cap companies. The Fund will invest primarily in equity securities that the Investment Adviser believes have good prospects for earnings growth.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund's evaluation of the prospects for a company's industry or market sector is an important factor in evaluating a particular company's earnings prospects. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.

We cannot guarantee that the Fund will achieve its objective.

What are the main risks of investing in the Fund?

As with any mutual fund, the value of the Fund's investments -- and therefore the value of Fund shares -- may go up or down. These changes may occur because a particular stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. The Fund is also subject to the risk that the stocks the Fund's adviser selects will underperform the stock markets, the Russell 1000(R) Growth Index or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money.


                    MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                  3

[ICON] Key Facts

Russell 1000(R) Index -- an index that
measures the performance of the 1,000
largest companies in the Russell 3000(R)
Index, which represents approximately
92% of the total market capitalization
of the Russell 3000(R) Index.

Russell 1000(R) Growth Index -- a subset of the Russell 1000(R) Index that consists of those Russell 1000(R) securities with a greater than average growth orientation.

Contract -- The Fund offers its shares
only to participating insurance
companies. These insurance companies
write variable annuity and/or variable
life insurance contracts that allow the
contract owner to choose the Fund as an
investment option. The contract owner
does not become a Fund shareholder.


Who should invest?

The Fund may be an appropriate investment to fund a portion of a contract owned by contract owners who:

      o     Are investing with long-term goals

      o     Want a professionally managed and diversified portfolio

      o Are willing to accept the risk the value of your investment may decline in order to seek long-term capital growth

      o     Are not looking for a significant amount of current income


4                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for Class A shares for each complete calendar year since the Fund's inception. The table compares the average annual total returns for the Fund's Class A shares for the periods shown with those of the Russell 1000(R) Growth Index and the S&P 500 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below.

  [The following table was represented as a bar chart in the printed material.]

                                      2000
                                      ----
                                     -15.95%

During the period shown in the bar chart, the highest return for a quarter was 19.75% (quarter ended December 31, 1999) and the lowest return for a quarter was -11.07% (quarter ended December 31, 2000). The year-to-date return as of March 31, 2001 was -13.35%.


Average Annual Total Returns                             Past           Since
(as of December 31, 2000)                              One Year       Inception
--------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Focus Fund   Class A    -15.95%          0.99%+
--------------------------------------------------------------------------------
Russell 1000(R) Growth Index*#                         -22.42%         -1.81%++
--------------------------------------------------------------------------------
S&P 500 Index**                                         -9.10%          0.53%++
--------------------------------------------------------------------------------

 * The Russell 1000(R) Growth Index is a subset of the widely recognized Russell 1000(R) Index. The Russell 1000(R) Growth Index consists of those Russell 1000 securities with a greater than average growth orientation. Past performance is not predictive of future performance.

** The S&P 500 is the Standard and Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.

 +    Inception date is April 30, 1999.

++    Since April 30, 1999.

 # Through April 2001, the Fund used the S&P 500 Index as its benchmark index. Effective April 2001, the Fund changed its benchmark index to the Russell 1000(R) Growth Index, reflecting changes in the Fund's strategy. As a result, the Fund's performance is compared to both indexes in the table above.

                  MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                    5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The Financial Highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                                         Class A
                                                                         -------------------------------------
                                                                              For the          For the Period
 Increase (Decrease) in                                                     Year Ended         April 30, 1999+
 Net Asset Value:                                                        December 31, 2000   December 31, 1999
--------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $12.03              $10.00
--------------------------------------------------------------------------------------------------------------
Investment loss -- net                                                             --++                --++
--------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) on investments -- net                       (1.93)               2.10
--------------------------------------------------------------------------------------------------------------
 Total from investment operations                                               (1.93)               2.10
--------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
   In excess of investment income -- net                                           --++              (.04)
   In excess of realized gain on investments -- net                              (.15)               (.03)
--------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                               (.15)               (.07)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                 $9.95              $12.03
--------------------------------------------------------------------------------------------------------------
 Total Investment Return**
--------------------------------------------------------------------------------------------------------------
 Based on net asset value per share                                            (15.95%)             20.94%#
--------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement                                                  1.21%               1.25%*
--------------------------------------------------------------------------------------------------------------
 Expenses                                                                        1.34%               2.83%*
--------------------------------------------------------------------------------------------------------------
 Investment loss -- net                                                          (.02%)              (.07%)*
--------------------------------------------------------------------------------------------------------------
 Supplemental Data:
--------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                     $51,305             $24,014
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover                                                             75.08%              37.25%
--------------------------------------------------------------------------------------------------------------

 *    Annualized

** Total investment returns exclude insurance-related fees and expenses. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

 +    Commencement of operations.

++    Amount is less than $.01 per share

 #    Aggregate total investment return.


6                    MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND

Details About the Fund [ICON]

About the
Portfolio Manager


Robert C. Doll, Jr. is the Portfolio
Manager of the Fund. Mr. Doll has been a Senior Vice President of Fund Asset
Management since 1999. Prior to joining
Fund Asset Management, Mr. Doll was
Chief Investment Officer of
OppenheimerFunds, Inc. in 1999 and an
Executive Vice President thereof from
1991 to 1999.


About the
Investment Adviser

Merrill Lynch Investment Managers
International Limited is the Investment
Adviser.

HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund's goal is long term capital growth. The Fund tries to achieve its goal by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States.

The Fund seeks its investment objective by investing at least 80% of its total assets in common stocks of companies the Investment Adviser selects from among those included in the Russell 1000(R) Growth Index. The Fund will seek to outperform its benchmark, the Russell 1000(R) Growth Index, by investing in equity securities that the Investment Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index. As a large cap fund, the Fund will invest primarily in securities of issuers whose market capitalization is at least $5 billion under current market conditions.

In selecting securities for the Fund's portfolio from the Fund's benchmark universe, the Investment Adviser uses a proprietary quantitative model. The model employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Investment Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined -- if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund generally will not hold all the stocks in the Russell 1000(R) Growth Index, and because the Fund's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Fund is not an "index" fund. In seeking to outperform its benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

      o     Relative price-to-earnings and price-to-book ratios

      o     Weighted median market capitalization of the Fund's portfolio


                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                   7

[ICON] Details About the Fund

      o Allocation among the economic sectors of the Fund's portfolio as compared to the index

      o     Weighted individual stocks within the index

The Fund also may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts, or "ADRs." Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the Fund's investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers' acceptances. These investments may affect the Fund's ability to meet its investment objective.


8                  MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND

INVESTMENT RISKS
--------------------------------------------------------------------------------


This section contains a summary discussion of the general risks of investing in the Fund. As with any fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive over any period of time.


Market and Selection Risk -- Market risk is the risk that the stock market in one or more countries in which the Fund invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.



Borrowing and Leverage -- The Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund's return. Certain securities that the Fund buys may create leverage including, for example, derivatives, when issued securities, forward commitments and options. Like borrowing, these investments may increase the Fund's exposure to risk.

Foreign Market Risks -- The Fund may invest up to 10% of its total assets in companies located in countries other than the United States. This may expose the Fund to risks associated with foreign investments.

      o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates

      o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions

      o These holdings may be adversely affected by foreign government action

      o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings



                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                   9

[ICON] Details About the Fund


Risks associated with certain types of securities in which the Fund may invest include:


Derivatives -- The Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which the Fund uses a derivative to offset the risk that other Fund holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Convertibles -- Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.

When Issued, Delayed Delivery Securities and Forward Commitments -- When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.


Illiquid Securities -- The Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.



10                 MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND

Restricted Securities -- Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, the Fund will not be able to sell the security.

Rule 144A Securities -- Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


APPENDIX AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund is discussed in the Appendix which is a part of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                  11

Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS INTERNATIONAL LIMITED
--------------------------------------------------------------------------------


Merrill Lynch Investment Managers International Limited, the Fund's Investment Adviser, manages the Fund's investments and its business operations under the overall supervision of the Board of Directors. The Investment Adviser and its affiliates have the responsibility for making all investment decisions for the Fund. The Investment Adviser has a sub-advisory agreement with Fund Asset Management, L.P., an affiliate, under which the Investment Adviser may pay a fee for services it receives.

The Investment Adviser is paid at the rate of 0.65% of the Fund's average daily net assets.

The Investment Adviser and its affiliates had approximately $551 billion in investment company and other portfolio assets under management as of February, 2001.


The Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Fund's expenses would increase rather than decrease if it converts to this structure. The directors of the Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if they believe it is in the best interests of the Fund to do so.


12                 MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Investment Adviser -- Merrill Lynch Investment Managers International Limited, 33 King William Street, London, EC4R 9AS, England, has been selected as the investment adviser of the Fund.

Sub-Adviser -- Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the sub-adviser of the Fund.

Independent Auditors -- Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400 have been selected as the independent auditors of the Fund.

Accounting Services Provider -- State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services to the Fund.

Custodian -- Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, has been selected as custodian of the Fund.

Transfer and Dividend Disbursing Agent -- Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Fund's transfer agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Legal Counsel -- Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174 is counsel to the Fund.



                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                  13

Table of Contents

MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND
--------------------------------------------------------------------------------

Appendix A


This Appendix constitutes a part of the Prospectus for Class A shares of the Merrill Lynch Large Cap Growth Focus Fund. For simplicity, this Appendix uses the term "Fund" to refer to the Merrill Lynch Large Cap Growth Focus Fund and any future series of Mercury V.I. Funds, Inc.


                                                                            Page

[ICON] YOUR ACCOUNT
--------------------------------------------------------------------------------

Fund Shares ................................................................ A-3

How to Buy and Sell Shares ................................................. A-3

[ICON] FOR MORE INFORMATION
--------------------------------------------------------------------------------

Shareholder Reports ................................................. Back Cover

Statement of Additional Information ................................. Back Cover


                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND

Your Account [CLIP ART]

FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class A shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.

Each Fund's shares are distributed by FAM Distributors, Inc.

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. Each Fund's Investment Adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this Prospectus refers to Fund shareholders, it is referring to the participating insurance companies.

More than one participating insurance company may invest in each Fund to support either variable life insurance or variable annuity contracts, or both. It is possible that a difference may arise among the interests of the holders of different types of contracts -- for example, if different tax laws apply, or if applicable state insurance law or contract owner instructions prevent a participating insurance company from continuing to invest in a Fund following a change in the Fund's investment policies. The Fund and the participating insurance companies will attempt to monitor events to prevent such differences from arising. If a conflict between participating insurance companies occurs, however, the Fund may be required to take actions that are adverse to the interests of a particular participating insurance company and its contract owners.

Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions relating to Fund shares affect benefits under a contract.


                    MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                A-3

[CLIP ART] Your Account

Net Asset Value -- the market value of
the Fund's total assets after deducting
liabilities, divided by the number of
shares outstanding.

Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

Shares are sold and redeemed at their net asset value. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining share price is the next one calculated after a purchase or redemption order is placed. Net asset value is generally calculated by valuing each security at its closing price for the day. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

A Fund will distribute at least annually any net investment income and any net realized capital gains. A Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends from a Fund are reinvested automatically in shares of that Fund at net asset value.

Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires it to satisfy certain conditions relating to the diversification of its assets and the nature and distribution of its income. As long as each Fund is qualified as a regulated investment company, it will not be subject to Federal income tax on the earnings that it distributes to its shareholders. In addition, each Fund intends to limit the type of its shareholders and to meet the standards for diversification of assets as necessary to satisfy the tax rules that apply to the separate accounts that invest in that Fund.


Dividends and interest received by the Merrill Lynch Large Cap Growth Focus Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.



A-4                MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND

This section summarizes some of the consequences under current Federal tax law of an investment in the Merrill Lynch Large Cap Growth Focus Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Merrill Lynch Large Cap Growth Focus Fund under all applicable tax laws.


For information regarding the Federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.


                    MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                A-5





                                Table of Contents

MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND
--------------------------------------------------------------------------------

Appendix B


This Appendix constitutes a part of the Prospectus for Class B shares of Merrill Lynch Large Cap Growth Focus Fund. For simplicity, this Appendix uses the term "Fund" to refer to the Merrill Lynch Large Cap Growth Focus Fund and any future series of Mercury V.I. Funds, Inc.


                                                                            Page

[ICON] YOUR ACCOUNT
--------------------------------------------------------------------------------

Fund Shares ................................................................ B-3

How to Buy and Sell Shares ................................................. B-3

[ICON] FOR MORE INFORMATION
--------------------------------------------------------------------------------

Shareholder Reports ................................................. Back Cover

Statement of Additional Information ................................. Back Cover


                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND

Your Account [ICON]

FUND SHARES
--------------------------------------------------------------------------------

Each Fund offers two classes of shares, Class A and Class B. This Prospectus describes the Class B shares only. The participating insurance company decides which share class will support a contract. Each share class represents an ownership interest in the same investment portfolio.

Class B shares of a Fund pay distribution fees of 0.15% each year under a distribution plan that the Fund has adopted under Rule 12b-1. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment. Class B shareholders have no other option. The money from the distribution fees is used to cover the costs of the sale and distribution of the Fund's Class B shares.

Each Fund's shares are distributed by FAM Distributors, Inc.

HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

The Funds do not offer their shares to the general public. Only separate accounts established by participating insurance companies can buy Fund shares. Each Fund's Investment Adviser is affiliated with two participating insurance companies. Participating insurance companies issue variable annuity and/or variable life insurance contracts and use Fund shares to support these contracts. When this Prospectus refers to Fund shareholders, it is referring to the participating insurance companies.

More than one participating insurance company may invest in each Fund to support either variable life insurance or variable annuity contracts, or both. It is possible that a difference may arise among the interests of the holders of different types of contracts -- for example, if different tax laws apply, or if applicable state insurance law or contract owner instructions prevent a participating insurance company from continuing to invest in a Fund following a change in the Fund's investment policies. The Fund and the participating insurance companies will attempt to monitor events to prevent such differences from arising. If a conflict between participating insurance companies occurs, however, the Fund may be required to take actions that are adverse to the interests of a particular participating insurance company and its contract owners.


                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                 B-3

[ICON] Your Account

Net Asset Value -- the market value of
the Fund's total assets after deducting
liabilities, divided by the number of
shares outstanding.

Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Contract owners have certain rights under their contract, but do not have any direct interest in Fund shares. A separate prospectus describes the contract and its additional fees and charges. That prospectus also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a contract.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

Shares are sold and redeemed at their net asset value. A Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining share price is the next one calculated after a purchase or redemption order is placed. Net asset value is generally calculated by valuing each security at its closing price for the day. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

A Fund will distribute at least annually any net investment income and any net realized capital gains. A Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends from a Fund are reinvested automatically in shares of that Fund at net asset value.

Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires it to satisfy certain conditions relating to the diversification of its assets and the nature and distribution of its income. As long as each Fund is qualified as a regulated investment company, it will not be subject to Federal income tax on the earnings that it distributes to its shareholders. In addition, each Fund


B-4                MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND
intends to limit the type of its shareholders and to meet the standards for diversification of assets as necessary to satisfy the tax rules that apply to the separate accounts that invest in that Fund.

Dividends and Interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

This section summarized some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

For information regarding the Federal income tax treatment of a contract and distributions to the separate accounts of the participating insurance companies, see the separate prospectus for the contracts.


                   MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND                 B-5



For More Information [ICON]

Shareholder Reports


Additional  information  about a  Fund's
investments    is   available   in   the
Corporation's   annual  and  semi-annual
reports   to   shareholders.    In   the
Corporation's  annual  report  you  will
find  a   discussion   of   the   market
conditions  and  investment   strategies
that significantly affected each Fund's performance during its last fiscal year.
You may obtain these reports at no cost by calling (609) 282-2800.


Statement of Additional  Information


The  Fund's   Statement  of   Additional
Information contains further information about the Fund and is incorporated by reference (legally considered to be part of that Fund's Prospectus). You may request a free copy by writing the Corporation at Mercury V.I. Funds, Inc.,
P.O.  Box 9011,  Princeton,  New  Jersey
08543-9011 or by calling (609) 282-2800.

Each Fund's shares are sold to insurance
company  separate  accounts  to  support
variable  annuity  and/or  variable life
insurance contracts.  For copies of each
Fund's shareholder  reports or Statement
of  Additional   Information,   contract
owners may also contact the insurance company that issued their contract.

Contact the Corporation at the telephone number or address indicated above if you have any questions.

Information  about each Fund  (including
the Statement of Additional Information)
can be reviewed  and copied at the SEC's
Public  Reference  Room  in  Washington,
D.C. Call 1-202-942-8090 for information
on the operation of the Public Reference
Room. This information is also available
on   the   SEC's    Internet   site   at
http://www.sec.gov  and  copies  may  be
obtained  upon payment of a  duplicating
fee  by   electronic   request   at  the
following         Email         address:
publicinfo@sec.gov,  or by  writing  the
Public  Reference  Section  of the  SEC,
Washington, D.C. 20549-0102.


You should rely only on the  information
contained in this Prospectus.  No one is
authorized    to   provide    you   with
information  that is different  from the
information     contained     in    this
Prospectus.


Investment Company Act File #811-09159.
Code #30116 pm Fvi-0401
(C) Merrill Lynch Investment Managers
    International Limited


Prospectus

[LOGO] Merrill Lynch

Investment Managers

Merrill Lynch Large Cap
Growth Focus Fund
of Mercury V.I. Funds, Inc.


                                                                  April 23, 2001

                       STATEMENT OF ADDITIONAL INFORMATION

                             Merrill Lynch Large Cap
                                Growth Focus Fund
                           of Mercury V.I. Funds, Inc.


   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800


                                   ----------


      Merrill Lynch Large Cap Growth Focus Fund (sometimes hereinafter referred to as a "Fund") is a series of Mercury V.I. Funds, Inc. (the "Corporation" or "Mercury"). The Merrill Lynch Large Cap Growth Focus Fund is an open-end diversified management investment company that seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of large cap companies that Merrill Lynch Large Cap Growth Focus Fund Management selects from among those included in the Russell 1000(R) Growth Index. There can be no assurance that the investment objective of the Merrill Lynch Large Cap Growth Focus Fund will be realized. For more information on the Merrill Lynch Large Cap Growth Focus Fund's investment objective and policies, see "Investment Objectives and Policies."

      The Merrill Lynch Large Cap Growth Focus Fund does not offer its shares to the general public. Shares are sold only to separate accounts established by participating insurance companies (the "Participating Insurance Companies") to fund benefits under variable annuity and/or variable life insurance contracts (the "Contracts"). Certain Participating Insurance Companies may be affiliates of Merrill Lynch Investment Managers International Limited ("Merrill Lynch International" or the "Investment Adviser"). The rights of Participating Insurance Companies as shareholders of the Merrill Lynch Large Cap Growth Focus Fund should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has an interest solely in the Contract and not in the shares of the Merrill Lynch Large Cap Growth Focus Fund. The relevant Contract is described in the prospectus of the Participating Insurance Company that issues the Contract. The prospectus of the Participating Insurance Company that issues the Contract describes the various fees and charges in connection with the separate account and the Contract, and the benefits provided by the Contract. That prospectus also describes the relationship between the Contract and increases or decreases in the net asset value of shares of the Merrill Lynch Large Cap Growth Focus Fund and any distributions on such shares. The Participating Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as consistent with the respective Contracts. Because shares of the Merrill Lynch Large Cap Growth Focus Fund will be sold only to the Participating Insurance Companies for the separate accounts, the terms "shareholder" and "shareholders" in this Statement of Additional Information refer to the Participating Insurance Companies.


                                   ----------

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Merrill Lynch Large Cap Growth Focus Fund, dated April 23, 2001 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission"), and can be obtained, without charge, by calling (800) MER-FUND or writing to the Merrill Lynch Large Cap Growth Focus Fund at the above address. The Prospectus may also be obtained from the Participating Insurance Company that issued your Contract. For information on obtaining the Prospectus from the Participating Insurance Company that issued your Contract, see the separate prospectus describing the Contract. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Merrill Lynch Large Cap Growth Focus Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 2000 Annual Report to shareholders. You may request a copy of the Annual Report or the Prospectus at no charge by calling
(800) 637-3863 ext. 789 between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.


                                   ----------

  Merrill Lynch Investment Managers International Limited -- Investment Adviser
                      FAM Distributors, Inc. -- Distributor

                                   ----------


     The date of this Statement of Additional Information is April 23, 2001

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


Investment Objective and Policies ...................................         2
   Insurance Law Restrictions .......................................        12
   Other Considerations .............................................        12
   Investment Restrictions ..........................................        12
   Portfolio Turnover ...............................................        15
General Information Relating to the Merrill Lynch
  Large Cap Growth Focus Fund .......................................        15
   Description of Shares ............................................        15
Appendix ............................................................       A-1
Management of the Funds .............................................       A-2
   Directors and Officers ...........................................       A-2
   Compensation of Directors ........................................       A-3
   Management and Advisory Arrangements .............................       A-3
   Code of Ethics ...................................................       A-5
Purchase of Shares ..................................................       A-5
   Distribution Agreements ..........................................       A-5
   Distribution Plans ...............................................       A-6
Redemption of Shares ................................................       A-7
Portfolio Transactions and Brokerage ................................       A-7
Pricing of Shares ...................................................       A-9
   Determination of Net Asset Value .................................       A-9
Dividends and Taxes .................................................      A-10
   Dividends ........................................................      A-10
   Taxes ............................................................      A-10
Performance Data ....................................................      A-11
General Information .................................................      A-13
   Independent Auditors .............................................      A-13
   Accounting Services Provider .....................................      A-13
   Custodian ........................................................      A-13
   Transfer Agent ...................................................      A-13
   Legal Counsel ....................................................      A-13
   Reports to Shareholders ..........................................      A-13
   Additional Information ...........................................      A-13
Financial Statements ................................................      A-14
Annex A -- Ratings of Fixed Income Securities ....................... Annex A-1


(C) Merrill Lynch Investment Managers International Limited

                       INVESTMENT OBJECTIVE AND POLICIES


      The investment objective of the Merrill Lynch Large Cap Growth Focus Fund is long-term capital growth. This is a fundamental policy and cannot be changed without shareholder approval. The Merrill Lynch Large Cap Growth Focus Fund seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. The Merrill Lynch Large Cap Growth Focus Fund may also invest up to 10% of its assets in equity securities of companies located in countries other than the United States. Reference is made to "Details About the Fund -- How the Merrill Lynch Large Cap Growth Focus Fund Invests" and "Investment Risks" in the Prospectus for a discussion of the investment objective and policies of, and the risks associated with, an investment in the Merrill Lynch Large Cap Growth Focus Fund. The Fund is classified as a diversified fund under the Investment Company Act of 1940, as amended (the Investment Company Act). There can be no guarantee that the Merrill Lynch Large Cap Growth Focus Fund's investment objective will be realized.

      The Merrill Lynch Large Cap Growth Focus Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Merrill Lynch Large Cap Growth Focus Fund. All portfolio investments would then be made at the level of the underlying mutual fund and the Merrill Lynch Large Cap Growth Focus Fund's investment results would correspond directly to that fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Merrill Lynch Large Cap Growth Focus Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Merrill Lynch Large Cap Growth Focus Fund's expenses would increase rather than decrease if it converts to this structure. The Directors of the Merrill Lynch Large Cap Growth Focus Fund have the authority to make the change to a "master/feeder" structure without first holding a vote of the Fund's shareholders if they believe it is in the best interests of the Merrill Lynch Large Cap Growth Focus Fund to do so.

      As described in the Prospectus, the Merrill Lynch Large Cap Growth Focus Fund generally invests primarily in companies whose market capitalization is at least $5 billion under current market conditions. This definition of large cap companies may be changed in response to changes in the market. The Investment Adviser uses a proprietary multi-factor quantitative model to look for companies within the Russell 1000(R) Growth Index that, in the Investment Adviser's opinion, are consistent with the investment objective of the Merrill Lynch Large Cap Growth Focus Fund.

      The Merrill Lynch Large Cap Growth Focus Fund seeks to invest in equity securities that the Investment Adviser believes have above average earnings prospects; i.e., are likely to experience consistent earnings growth over time. In seeking to outperform its benchmark, the Russell 1000(R) Growth Index, the Merrill Lynch Large Cap Growth Focus Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weightings in the Russell 1000(R) Growth index, as those sectors are defined in the Standard & Poor's 500 Index ("S&P 500"). The Merrill Lynch Large Cap Growth Focus Fund also anticipates that its individual holdings generally will be allocated so that no individual security held by the Merrill Lynch Large Cap Growth Focus Fund is overweighted in the portfolio as compared to its weighting in the Russell 1000(R) Growth Index by more than 1%, and no security held by the Merrill Lynch Large Cap Growth Focus Fund is underweight as compared to its weighting in the Russell 1000(R) Growth Index by more than 2%.

      The Merrill Lynch Large Cap Growth Focus Fund anticipates that its sector allocations, as a percentage of its common stock investments, to larger capitalized industries generally will be no more than two times that sector's weighting in the Russell 1000(R) Growth Index, while its sector allocations to smaller capitalized industries generally will be no more than three times that sector's weighting in the Russell 1000(R) Growth Index. "Larger" or "smaller" capitalized industries for this purpose will be determined by the relative size of the sector within the Russell 1000(R) Growth Index, with any sector representing approximately 10% or more of the index being considered as a "larger" industry. Notwithstanding these sector allocation guidelines, the Merrill Lynch Large Cap Growth Focus Fund reserves the right to invest up to 10% of its total assets in any one sector of the Russell 1000(R) Growth Index; however, the Merrill Lynch Large Cap Growth Focus Fund is not limited to investing only 10% of total assets in any one sector if the sector allocations
listed  above  permit  a  larger   allocation.

While the Investment Adviser anticipates that the Merrill Lynch Large Cap Growth Focus Fund generally will adhere to the targeted parameters described for the Merrill Lynch Large Cap Growth Focus Fund, the implementation may vary in particular cases, and the Investment Adviser is not required to follow any or all of these parameters in selecting securities at all times. Additionally, the Investment Adviser is not required to sell securities if their value changes and they then fall outside of these parameters.

      Investment emphasis is on equities, primarily common stock. The Merrill Lynch Large Cap Growth Focus Fund generally will invest at least 80% of its total assets in equity securities. The Merrill Lynch Large Cap Growth Focus Fund also may invest in securities convertible into common stock, preferred stock, and rights warrants to subscribe for common stock. The Merrill Lynch Large Cap Growth Focus Fund may invest in U.S. Government debt securities and, to a lesser extent, in non-convertible debt securities rated investment grade by a nationally recognized statistical ratings organization, although it typically will not invest in any debt securities to a significant extent.

      The Merrill Lynch Large Cap Growth Focus Fund may hold assets in cash or cash equivalents and investment grade, short term securities, including money market securities, in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions warrant or for temporary defensive purposes.

      While it is the policy of the Merrill Lynch Large Cap Growth Focus Fund generally not to engage in trading for short-term gains, the Investment Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.

      The Merrill Lynch Large Cap Growth Focus Fund may invest in the securities of non-U.S. issuers. To the extent the Merrill Lynch Large Cap Growth Focus Fund pursues this strategy, it will invest primarily in developed countries in the form of American Depositary Receipts ("ADRs"). The Merrill Lynch Large Cap Growth Focus Fund, however, may also invest in the securities of non-U.S. issuers in the form of European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S.
issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. However, they would generally be subject to the same risks as the securities into which they may be converted (as more fully described in the Prospectus and below). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world. The Merrill Lynch Large Cap Growth Focus Fund may invest in unsponsored ADRs, EDRs and GDRs. The issuers of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States, and therefore, there may be no correlation between such information and the market value of such securities.

      The Merrill Lynch Large Cap Growth Focus Fund's investment objective and policies are described in "Details About the Fund -- How the Fund Invests" in the Prospectus. Certain types of securities in which the Merrill Lynch Large Cap Growth Focus Fund may invest and certain investment practices that it may employ are discussed more fully below.


Risks of Investing in Foreign Securities


      Foreign Market Risk. The Merrill Lynch Large Cap Growth Focus Fund may invest in foreign securities as such investments offer the potential for more diversification than an investment only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. To the extent the Merrill Lynch Large Cap Growth Focus Fund decides to pursue this strategy it will be subject to special risks not present in U.S. investments that can increase the chances that the Merrill Lynch Large Cap Growth Focus Fund will lose money. In particular, the Merrill Lynch Large Cap Growth Focus Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Merrill Lynch Large Cap Growth Focus Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

      Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Merrill Lynch Large Cap Growth Focus Fund's ability to purchase or sell foreign securities or transfer the Merrill Lynch Large Cap Growth Focus Fund's assets or income back into the United States, or otherwise adversely affect the Merrill Lynch Large Cap Growth Focus Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, certain investments may be subject to non-U.S. withholding taxes.


      European Economic and Monetary Union. For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities issued in participating EU countries (beginning with government and corporate bonds) have been redenominated in the euro, and are listed, traded, and make dividend and other payments only in euros.


      No assurance can be given that EMU will take full effect, that all of the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Merrill Lynch Large Cap Growth Focus Fund's investments in Europe generally or in specific countries participating in EMU. Gains or losses from euro conversions may be taxable to the Merrill Lynch Large Cap Growth Focus Fund shareholders under foreign tax laws.

Risks Associated with Portfolio Securities

      Debt Securities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. This risk is minimized to the extent the Merrill Lynch Large Cap Growth Focus Fund limits its debt investments to U.S. Government securities. All debt securities, however, are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.


      Convertibles Securities. Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the underlying common stock.


       Borrowing and Leverage. The Merrill Lynch Large Cap Growth Focus Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed) and may borrow up to an additional 5% of its total assets for temporary purposes. The Merrill Lynch
Large Cap Growth Focus Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions.

      The use of leverage by the Merrill Lynch Large Cap Growth Focus Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Merrill Lynch Large Cap Growth Focus Fund shares and in the yield on the Merrill Lynch Large Cap Growth Focus Fund's portfolio. Although the principal of such borrowings will be fixed, the Merrill Lynch Large Cap Growth Focus Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Merrill Lynch Large Cap Growth Focus Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Merrill Lynch Large Cap Growth Focus Fund will have to pay on the borrowings, the Merrill Lynch Large Cap Growth Focus Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Merrill Lynch Large Cap Growth Focus Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Merrill Lynch Large Cap Growth Focus Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

      Certain types of borrowings by the Merrill Lynch Large Cap Growth Focus Fund may result in the Merrill Lynch Large Cap Growth Focus Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing the Merrill Lynch Large Cap Growth Focus Fund's portfolio in accordance with the Merrill Lynch Large Cap Growth Focus Fund's investment objective and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Merrill Lynch Large Cap Growth Focus Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

      The Merrill Lynch Large Cap Growth Focus Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

      Illiquid or Restricted Securities. The Merrill Lynch Large Cap Growth Focus Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Merrill Lynch Large Cap Growth Focus Fund's assets in illiquid securities may restrict the ability of the Merrill Lynch Large Cap Growth Focus Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Merrill Lynch Large Cap Growth Focus Fund's operations require cash, such as when the Merrill Lynch Large Cap Growth Focus Fund redeems shares or pays dividends, and could result in the Merrill Lynch Large Cap Growth Focus Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

      The Merrill Lynch Large Cap Growth Focus Fund may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Merrill Lynch Large Cap Growth Focus Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Merrill Lynch Large Cap Growth Focus Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Merrill Lynch Large Cap Growth Focus Fund may be required to bear the expenses of registration. Certain of the Merrill Lynch Large Cap Growth Focus Fund's investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Merrill Lynch Large Cap Growth Focus Fund may obtain access to material nonpublic information which may restrict the Merrill Lynch Large Cap Growth Focus Fund's ability to conduct portfolio transactions in such securities.

      144A Securities. The Merrill Lynch Large Cap Growth Focus Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either freely tradeable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Merrill Lynch Large Cap Growth Focus Fund's Board. The Board of Directors has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board of
Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board of Directors will carefully monitor the Merrill Lynch Large Cap Growth Focus Fund's investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in the Merrill Lynch Large Cap Growth Focus Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

      Securities Lending. The Merrill Lynch Large Cap Growth Focus Fund may lend securities with a value not exceeding 33 1/3% of its total assets to banks, brokers and other financial institutions. In return, the Merrill Lynch Large Cap Growth Focus Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. During the period of such a loan, the Merrill Lynch Large Cap Growth Focus Fund typically receives the income on both the loaned securities and the collateral and thereby increases its yield. In certain circumstances, the Merrill Lynch Large Cap Growth Focus Fund may receive a flat fee for its loans. Such loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Merrill Lynch Large Cap Growth Focus Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Merrill Lynch Large Cap Growth Focus Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

      Repurchase Agreements. The Merrill Lynch Large Cap Growth Focus Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Merrill Lynch Large Cap Growth Focus Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Merrill Lynch Large Cap Growth Focus Fund's return may be affected by currency fluctuations. The Merrill Lynch Large Cap Growth Focus Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Merrill Lynch Large Cap Growth Focus Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Merrill Lynch Large Cap Growth Focus Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Merrill Lynch Large Cap Growth Focus Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Merrill Lynch Large Cap Growth Focus Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Merrill Lynch Large Cap Growth Focus Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

      Warrants.  The  Merrill  Lynch  Large Cap Growth  Focus Fund may invest in warrants,  which are  securities  permitting,  but not  obligating,  the warrant holder to subscribe for other securities. Buying a warrant does not make the Merrill Lynch Large Cap Growth Focus Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

      When Issued Securities, Delayed Delivery Securities and Forward Commitments. The Merrill Lynch Large Cap Growth Focus Fund may purchase or sell securities that it is entitled to receive on a when issued or delayed deliver basis. The Merrill Lynch Large Cap Growth Focus Fund may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by the Merrill Lynch Large Cap Growth Focus Fund at an established price with payment and delivery taking place in the future. The Merrill Lynch Large Cap Growth Focus Fund enters into these transactions to obtain what is considered an advantageous price to the Merrill Lynch Large Cap Growth Focus Fund at the time of entering into the transaction. The Merrill Lynch Large Cap Growth Focus Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions. When the Merrill Lynch Large Cap Growth Focus Fund purchases securities in these transactions, the Merrill Lynch Large Cap Growth Focus Fund maintains a segregated account with its custodian of cash, cash equivalents, U.S Government securities or other liquid securities in an amount equal to the amount of its purchase commitments.

      There can be no assurance that a security purchased on a when issued basis will be issued, or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Merrill Lynch Large Cap Growth Focus Fund's purchase price. The Merrill Lynch Large Cap Growth Focus Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

      Standby Commitment Agreements. The Merrill Lynch Large Cap Growth Focus Fund may enter into standby commitment agreements. These agreements commit the Merrill Lynch Large Cap Growth Focus Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Merrill Lynch Large Cap Growth Focus Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Merrill Lynch Large Cap Growth Focus Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Merrill Lynch Large Cap Growth Focus Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Merrill Lynch Large Cap Growth Focus Fund. The Merrill Lynch Large Cap Growth Focus Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Merrill Lynch Large Cap Growth Focus Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

      There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Merrill Lynch Large Cap Growth Focus Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

      The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of the Merrill Lynch Large Cap Growth Focus Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Derivatives

      The Merrill Lynch Large Cap Growth Focus Fund may use instruments referred to as Derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the Russell 1000(R) Index, Standard & Poor's 500 Index or the prime lending rate). Derivatives allow the Merrill Lynch Large Cap Growth Focus Fund to increase or decrease the level of risk to which the Merrill Lynch Large Cap Growth Focus Fund is exposed more quickly and efficiently than transactions in other types of instruments.

      Hedging. The Merrill Lynch Large Cap Growth Focus Fund may use Derivatives for hedging purposes. Hedging is a strategy in which a Derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Merrill Lynch Large Cap Growth Focus Fund or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by the Merrill Lynch Large Cap Growth Focus Fund, in which case any losses on the holdings being hedged may not be reduced. The Merrill Lynch Large Cap Growth Focus Fund is not required to use hedging and may choose not to do so.

      The Merrill Lynch Large Cap Growth Focus Fund may use Derivative instruments and trading strategies including the following:

      Indexed Securities. The Merrill Lynch Large Cap Growth Focus Fund may invest in securities the potential return of which is based on an index. As an illustration, the Merrill Lynch Large Cap Growth Focus Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. The Merrill Lynch Large Cap Growth Focus Fund may also invest in a debt security which returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. If the Merrill Lynch Large Cap Growth Focus Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Indexed securities involve credit risk, and certain indexed securities may involve leverage risk and liquidity risk. The Merrill Lynch Large Cap Growth Focus Fund may invest in indexed securities for hedging purposes only. When used for hedging purposes, indexed securities involve correlation risk.


Options on Securities and Securities Indices


      Purchasing Put Options. The Merrill Lynch Large Cap Growth Focus Fund may purchase put options on securities held in its portfolio or on securities or interest rate indices which are correlated with securities held in its portfolio. When the Merrill Lynch Large Cap Growth Focus Fund purchases a put option, in consideration for an up front payment (the "option premium") the Merrill Lynch Large Cap Growth Focus Fund acquires a right to sell to another party specified securities owned by the Merrill Lynch Large Cap Growth Focus Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Merrill Lynch Large Cap Growth Focus Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Merrill Lynch Large Cap Growth Focus Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put. Purchasing a put option may involve correlation risk, and may also involve liquidity and credit risk.

      Purchasing Call Options. The Merrill Lynch Large Cap Growth Focus Fund may also purchase call options on securities it intends to purchase or securities or interest rate indices, which are correlated with the types of securities it intends to purchase. When the Merrill Lynch Large Cap Growth Focus Fund purchases a call option, in consideration for the option premium the Merrill Lynch Large Cap Growth Focus Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Merrill Lynch Large Cap Growth Focus Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Merrill Lynch Large Cap Growth Focus Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Merrill Lynch Large Cap Growth Focus Fund believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Merrill Lynch Large Cap Growth Focus Fund determines not to purchase a security underlying a call option, however, the Merrill Lynch Large Cap Growth Focus Fund may lose the entire option premium. Purchasing a call option involves correlation risk, and may also involve liquidity and credit risk.

      The Merrill Lynch Large Cap Growth Focus Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

      Writing Call Options. The Merrill Lynch Large Cap Growth Focus Fund may write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When the Merrill Lynch Large Cap Growth Focus Fund writes a call option, in return for an option premium, the Merrill Lynch Large Cap Growth Focus Fund gives another party the right to buy specified securities owned by the Merrill Lynch Large Cap Growth Focus Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Merrill Lynch Large Cap Growth Focus Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Merrill Lynch Large Cap Growth Focus Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Merrill Lynch Large Cap Growth Focus Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Merrill Lynch Large Cap Growth Focus Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. Writing a call option may involve correlation risk.

      Writing Put Options. The Merrill Lynch Large Cap Growth Focus Fund may also write put options on securities or securities indices. When the Merrill Lynch Large Cap Growth Focus Fund writes a put option, in return for an option premium the Merrill Lynch Large Cap Growth Focus Fund gives another party the right to sell to the Merrill Lynch Large Cap Growth Focus Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Merrill Lynch Large Cap Growth Focus Fund may write put options to earn income through the receipt of option premiums. In the event the party to which the Merrill Lynch Large Cap Growth Focus Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Merrill Lynch Large Cap Growth Focus Fund will profit by the amount of the option premium. By writing a put option, however, the Merrill Lynch Large Cap Growth Focus Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Merrill Lynch Large Cap Growth Focus Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Merrill Lynch Large Cap Growth Focus Fund for writing the put option. The Merrill Lynch Large Cap Growth Focus Fund will write a put option on a security or a securities index only if the Merrill Lynch Large Cap Growth Focus Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread"). Writing a put option may involve substantial leverage risk.

      The Merrill Lynch Large Cap Growth Focus Fund is also authorized to sell put or call options in connection with closing out call or put options it has previously purchased.

      Other than with respect to closing transactions, the Merrill Lynch Large Cap Growth Focus Fund will write only call or put options that are "covered." A call or put option will be considered covered if the Merrill Lynch Large Cap Growth Focus Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Derivatives" below. A call option will also be considered covered if the Merrill Lynch Large Cap Growth Focus Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities that substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

      Types of Options. The Merrill Lynch Large Cap Growth Focus Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives" below.


Futures


      The Merrill Lynch Large Cap Growth Focus Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Merrill Lynch Large Cap Growth Focus Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Merrill Lynch Large Cap Growth Focus Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

      The sale of a futures contract limits the Merrill Lynch Large Cap Growth Focus Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Merrill Lynch Large Cap Growth Focus Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

      The purchase of a futures contract may protect the Merrill Lynch Large Cap Growth Focus Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Merrill Lynch Large Cap Growth Focus Fund was attempting to identify specific securities in which to invest in a market the Merrill Lynch Large Cap Growth Focus Fund believes to be attractive. In the event that such securities decline in value or the Merrill Lynch Large Cap Growth Focus Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Merrill Lynch Large Cap Growth Focus Fund may realize a loss relating to the futures position.

      The Merrill Lynch Large Cap Growth Focus Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying asset is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Merrill Lynch Large Cap Growth Focus Fund will further limit transactions in futures and options on futures to the extent necessary to prevent that Fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

Risk Factors in Derivatives

      Derivatives are volatile and involve significant risks, including:


      o Credit risk -- the risk that the counterparty on a Derivative transaction will be unable to honor its financial obligation to the Merrill Lynch Large Cap Growth Focus Fund.


      o Currency risk -- the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      o Leverage risk -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      o Liquidity risk -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.



      Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivatives moves more or less than the value of the hedged instruments, the Merrill Lynch Large Cap Growth Focus Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

      The Merrill Lynch Large Cap Growth Focus Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Merrill Lynch Large Cap Growth Focus Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

      Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose the Merrill Lynch Large Cap Growth Focus Fund to potential losses, which exceed the amount originally invested by the Merrill Lynch Large Cap Growth Focus Fund. When the Merrill Lynch Large Cap Growth Focus Fund engages in such a transaction, the Merrill Lynch Large Cap Growth Focus Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Merrill Lynch Large Cap Growth Focus Fund's exposure, on a marked-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Merrill Lynch Large Cap Growth Focus Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Merrill Lynch Large Cap Growth Focus Fund's exposure to loss.


Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives


      Certain Derivatives traded in OTC markets, including indexed securities, and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Merrill Lynch Large Cap Growth Focus Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Merrill Lynch Large Cap Growth Focus Fund to ascertain a market value for such instruments. The Merrill Lynch Large Cap Growth Focus Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Merrill Lynch Large Cap Growth Focus Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

      Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Merrill Lynch Large Cap Growth Focus Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Merrill Lynch Large Cap Growth Focus Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Merrill Lynch Large Cap Growth Focus Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Merrill Lynch Large Cap Growth Focus Fund with a third-party guaranty or other credit enhancement.

      Other Special Considerations. The Merrill Lynch Large Cap Growth Focus Fund may, without limit, make short-term investments, purchase high quality bonds or buy or sell derivatives to reduce exposure to equity securities when the Merrill Lynch Large Cap Growth Focus Fund believes it is advisable to do so (on a temporary defensive basis). Short-term investments and temporary defensive positions may limit the potential for growth in the value of shares of the Merrill Lynch Large Cap Growth Focus Fund and may reduce the level of current income.

      Suitability. The economic benefit of an investment in the Merrill Lynch Large Cap Growth Focus Fund depends upon many factors beyond the control of the Merrill Lynch Large Cap Growth Focus Fund, the Corporation, the Investment Adviser and its affiliates. The Merrill Lynch Large Cap Growth Focus Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in the Merrill Lynch Large Cap Growth Focus Fund will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in securities, including the risk of loss of principal.


Insurance Law Restrictions


      In order for shares of the Merrill Lynch Large Cap Growth Focus Fund to remain eligible investments for the separate accounts of Participating Insurance Companies, it may be necessary, from time to time, for the Merrill Lynch Large Cap Growth Focus Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

      The New York insurance law requires that investments of the Merrill Lynch Large Cap Growth Focus Fund be made with the degree of care of an "ordinarily prudent person." The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of the Merrill Lynch Large Cap Growth Focus Fund.


Other Considerations


      The Investment Adviser will use its best efforts to assure that the Merrill Lynch Large Cap Growth Focus Fund complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of the Merrill Lynch Large Cap Growth Focus Fund to achieve its investment objective.


Investment Restrictions


      The Corporation has adopted the following restrictions and policies relating to the investment of the Merrill Lynch Large Cap Growth Focus Fund's assets and its activities. The fundamental restrictions set forth below may not be changed with respect to the Merrill Lynch Large Cap Growth Focus Fund without the approval of the holders of a majority of the Merrill Lynch Large Cap Growth Focus Fund's outstanding voting securities (which for this purpose and under the Investment Company Act of 1940, as amended (the "Investment Company Act"), means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent the Merrill Lynch Large Cap Growth Focus Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), the Merrill Lynch Large Cap Growth Focus Fund may not:

            1. Make any investment inconsistent with the Merrill Lynch Large Cap Growth Focus Fund's classification as a diversified company under the Investment Company Act.


            2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).


            3. Make investments for the purpose of exercising control or management. Investments by the Merrill Lynch Large Cap Growth Focus Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

            4. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Merrill Lynch Large Cap Growth Focus Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

            5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Merrill Lynch Large Cap Growth Focus Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Merrill Lynch Large Cap Growth Focus Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.


            6. Issue senior securities to the extent such issuance would violate applicable law.


            7. Borrow money, except that (i) the Merrill Lynch Large Cap Growth Focus Fund may borrow from banks (as defined in the Investment Company
      Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Merrill Lynch Large Cap Growth Focus Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Merrill Lynch Large Cap Growth Focus Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Merrill Lynch Large Cap Growth Focus
      Fund may purchase securities on margin to the extent permitted by applicable law. The Merrill Lynch Large Cap Growth Focus Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Merrill Lynch Large Cap Growth Focus Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

            8. Underwrite securities of other issuers except insofar as the Merrill Lynch Large Cap Growth Focus Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

            9. Purchase or sell commodities or contracts on commodities, except to the extent that the Merrill Lynch Large Cap Growth Focus Fund may do so in accordance with applicable law and the Merrill Lynch Large Cap Growth Focus Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

      In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the Board of Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent the Merrill Lynch Large Cap Growth Focus Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental investment restrictions, the Merrill Lynch Large Cap Growth Focus Fund may not:

            (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Merrill Lynch Large Cap Growth Focus Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or
      (G) (the "fund of funds" provisions) of the Investment Company Act, at any time the Merrill Lynch Large Cap Growth Focus Fund's shares are owned by another investment company that is part of the same group of investment companies as the Merrill Lynch Large Cap Growth Focus Fund.

            (b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Merrill Lynch Large Cap Growth Focus Fund currently does not intend to engage in short sales, except short sales "against the box."


            (c) Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Directors of the Corporation have otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors of the Corporation are not subject to the limitations set forth in this investment restriction.

            (d) Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that the Merrill Lynch Large Cap Growth Focus Fund (a) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 33 1/3% (taken at market value) of its total assets and pledge its assets to secure such borrowing, (b) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Merrill Lynch Large Cap Growth Focus Fund from purchasing securities on margin. The deposit or payment by the Merrill Lynch Large Cap Growth Focus Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Merrill Lynch Large Cap Growth Focus Fund. Such leveraging or borrowing increases the Merrill Lynch Large Cap Growth Focus Fund's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. The Merrill Lynch Large Cap Growth Focus Fund will not purchase securities while borrowing exceeds 5% of its total assets.


      If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.


      The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation has adopted an investment policy pursuant to which the Merrill Lynch Large Cap Growth Focus Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Merrill Lynch Large Cap Growth Focus Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Merrill Lynch Large Cap Growth Focus Fund and margin deposits on the Merrill Lynch Large Cap Growth Focus Fund's existing OTC options on futures contracts exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Merrill Lynch Large Cap Growth Focus Fund which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by the Merrill Lynch Large Cap Growth Focus Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Merrill Lynch Large Cap Growth Focus Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Merrill Lynch Large Cap Growth Focus Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying securities minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Merrill Lynch Large Cap Growth Focus Fund and may be amended by the Directors without the approval of the shareholders. However, the Directors will not change or modify this policy prior to the change or modification by the Commission staff of its position. In addition, as a non-fundamental policy that may be changed by the Board and to the extent required by the Commission or its staff, the Merrill Lynch Large Cap Growth Focus Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

      Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser and Fund Asset Management, L.P. ("FAM"), the Merrill Lynch Large Cap Growth Focus Fund is prohibited from engaging in certain transactions involving such firm or its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage" in the Appendix to this Statement of Additional Information. Without such an exemptive order, the Merrill Lynch Large Cap Growth Focus Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

      The Merrill Lynch Large Cap Growth Focus Fund's investments will be limited in order to allow the Merrill Lynch Large Cap Growth Focus Fund to qualify as a "regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends and Taxes -- Taxes." To qualify, among other requirements, the Merrill Lynch Large Cap Growth Focus Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Merrill Lynch Large Cap Growth Focus Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Merrill Lynch Large Cap Growth Focus Fund will not own more than 10% of the outstanding voting securities of a single issuer. These tax-related limitations may be changed by the Directors of the Merrill Lynch Large Cap Growth Focus Fund to the extent necessary to comply with changes to the Federal tax requirements. The Merrill Lynch Large Cap Growth Focus Fund is "diversified" under the Investment Company Act and must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.


Portfolio Turnover


      The Investment Adviser will effect portfolio transactions without regard to the time the securities have been held, if, in its judgment such transaction are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, financial or economic conditions. As a result of its investment policies, under certain market conditions the Merrill Lynch Large Cap Growth Focus Fund's portfolio turnover rate may be higher than that of other investment companies; however, it is extremely difficult to predict portfolio turnover rates with any degree of accuracy. The portfolio turnover rate is calculated by dividing the lesser of the Merrill Lynch Large Cap Growth Focus Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all other securities with maturates at the time of acquisition of one year or less) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate may result in negative tax consequences, such as an increase in capital gain dividends. High portfolio turnover may also involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Merrill Lynch Large Cap Growth Focus Fund.


                   GENERAL INFORMATION RELATING TO THE MERRILL
                        LYNCH LARGE CAP GROWTH FOCUS FUND


Description of Shares

      The Corporation is a Maryland corporation incorporated on December 7, 1998. On February 9, 2001, the Corporation changed its name from Mercury Asset Management V.I. Funds, Inc. to Mercury V.I. Funds, Inc., and its series Mercury V.I. U.S. Large Cap Fund changed its name to Merrill Lynch Large Cap Growth Focus Fund. At the date of this Statement of Additional Information the Corporation has an authorized capital of 800,000,000 shares of Common Stock, par value $.0001, divided into 200,000,000 shares of each of Class A and Class B shares for each of its series. As of the date of this Statement of Additional Information there are no Class B shareholders.

      Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of directors of the Corporation (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders, except that Class B shareholders, whose shares bear distribution expenses as provided below, shall have exclusive voting rights with respect to matters relating to such distribution expenditures. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a director.

      There normally will be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by the shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the directors shall continue to hold office and appoint successor directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares issued are fully-paid and non-assessable by the Corporation or the Merrill Lynch Large Cap Growth Focus Fund.

                            MERCURY V.I. FUNDS, INC.
                                    APPENDIX


      This Appendix constitutes a part of the Statement of Additional Information for the Class A and Class B shares of Merrill Lynch Large Cap Growth Focus Fund (hereinafter referred to as "Merrill Lynch Large Cap Growth Focus Fund"). This Appendix uses the term "Fund" to refer to Merrill Lynch Large Cap Growth Focus Fund and any future series of Mercury V.I. Funds.


                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----


Management of the Funds .......................................         A-2
  Directors and Officers ......................................         A-2
  Compensation of Directors ...................................         A-3
  Management and Advisory Arrangements ........................         A-3
  Code of Ethics ..............................................         A-5
Purchase of Shares ............................................         A-5
  Distribution Agreements .....................................         A-5
  Distribution Plans ..........................................         A-6
Redemption of Shares ..........................................         A-7
Portfolio Transactions and Brokerage ..........................         A-7
Pricing of Shares .............................................         A-9
  Determination of Net Asset Value ............................         A-9
Dividends and Taxes ...........................................        A-10
  Dividends ...................................................        A-10
  Taxes .......................................................        A-10
Performance Data ..............................................        A-11
General Information ...........................................        A-13
  Independent Auditors ........................................        A-13
  Accounting Services Provider ................................        A-13
  Custodian ...................................................        A-13
  Transfer Agent ..............................................        A-13
  Legal Counsel ...............................................        A-13
  Reports to Shareholders .....................................        A-13
  Additional Information ......................................        A-13
Financial Statements ..........................................        A-14
Annex A -- Ratings of Fixed Income Securities .................   Annex A-1

                            MANAGEMENT OF THE FUNDS

Directors and Officers


      The Board of Directors of the Corporation consist of six individuals, four of whom are not "interested persons" of the Corporation as defined in the Investment Company Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.


      Information about the Directors and executive officers of the Corporation, including their ages and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

      JEFFREY M. PEEK (53) -- Director and President(1)(2) -- President of Merrill Lynch Investment Managers L.P. ("MLIM") and FAM (which terms used herein include their corporate predecessors) since 1997; President and Director of Princeton Services, Inc. ("Princeton Services") since 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1997; Co-Head of Merrill Lynch Investment Banking Division from March 1997 to December 1997; Director of Merrill Lynch Global Securities Research and Economics Division from 1995 to 1997; Head of Merrill Lynch Global Industries Group from 1993 to 1995.


      TERRY K. GLENN (60) -- Director and Executive Vice President(1)(2) -- Executive Vice President of MLIM and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of FAM Distributors,
Inc. since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988; Director of Financial Data Services, Inc. since 1985.


      DAVID O. BEIM (60) -- Director(2)(3) -- 410 Uris Hall, Columbia University, New York, New York 10027. Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound USA since 1997; Chairman of Wave Hill, Inc. since 1980.

      JAMES T. FLYNN (61) -- Director(2)(3) -- 340 East 72nd Street, New York, New York 10021. Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.

      W. CARL KESTER (49) -- Director(2)(3) -- Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163. Industrial Bank of Japan Professor of Finance, Senior Associate Dean and Chairman of the MBA Program of Harvard University Graduate School of Business Administration since 1999; James
R. Williston Professor of Business Administration of Harvard University Graduate School of Business from 1997 to 1999; MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration from 1981 to 1997; Independent Consultant since 1978.


      KAREN P. ROBARDS (51) -- Director(2)(3) -- Robards & Company, 173 Riverside Drive, New York, New York 10024. President of Robards & Company, a financial advisory firm, for more than five years; Director of Enable Medical Corp. since 1996; Director of AtriCure, Inc. since 2000; Director of CineMuse Inc. from 1996 to 2000; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1987.


      PETER JOHN GIBBS (42) -- Senior Vice President(1)(2) -- 33 King William Street, London, EC4R 9AS, England. Chairman and Chief Executive Officer of Merrill Lynch International since 1998; Director of Mercury Asset Management Ltd. since 1993; Director of Mercury Asset Management International Channel Islands Ltd. since 1997.


      DONALD C. BURKE (40) -- Vice President and Treasurer(1)(2) -- First Vice President of MLIM and FAM and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services, Inc. since 1999; Vice President of FAM Distributors, Inc. since 1999; Vice President of MLIM and FAM 1990 to 1999; Director of Taxation of MLIM since 1990.


      ALLAN J. OSTER (37) -- Secretary(1)(2) -- Vice President (Legal Advisory) of MLIM since 2000; Attorney with MLIM since 1999; Associate of Drinker Biddle & Reath LLP from 1996 to 1999; Senior Counsel of U.S. Securities and Exchange Commission from 1991 to 1996.

----------
(1)   Interested person, as defined in the Investment Company Act, of each Fund.

(2) Such Director or officer is a trustee, director or officer of certain other investment companies for which the Investment Adviser or FAM, or their affiliates, acts as investment adviser.
(3) Member of the Corporation's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Directors.

      As of April 2, 2001, the officers and Directors of the Corporation as a group (nine persons) owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. ("ML&Co.") and owned an aggregate of less than 1% of the outstanding shares of any Fund.


Compensation of Directors


      The Corporation pays each non-interested Director a fee of $3,000 per year plus $500 per in person Board meeting attended. The Corporation also compensates each member of the Audit and Nominating Committee (the "Committee"), which consists of the non-interested Directors, at a rate of $1,000 per year. The Corporation reimburses each non-interested Director for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

      The following table shows the compensation earned by the non-interested Directors for the Fund's fiscal year ended December 31, 2000 and the aggregate compensation paid to them by all registered investment companies advised by Merrill Lynch International, FAM, or their affiliates ("Merrill Lynch and Affiliates-Advised Funds"), for the calendar year ended December 31, 2000.





                                                                                                 Total
                                                                          Pension or        Compensation
                                                                          Retirement        From Fund and
                                                                           Benefits       Merrill Lynch and
                                                          Aggregate       Accrued as     Affiliates-Advised
                          Position with   Compensation  Compensation     Part of Funds       Funds Paid
Name of Director               Fund         From Fund    from Funds        Expenses        to Directors(1)
----------------          -------------    ------------  -------------    ------------     -----------------
David O. Beim ...........    Director        $6,000         $6,000            None              $54,000
James T. Flynn ..........    Director        $6,000         $6,000            None              $96,000
W. Carl Kester ..........    Director        $6,000         $6,000            None              $96,000
Karen P. Robards ........    Director        $6,000         $6,000            None              $54,000
----------




(1) The Directors serve on the boards of Merrill Lynch and Affiliates-Advised Funds as follows: Mr. Beim (4 registered investment companies consisting of 15 portfolios); Mr. Flynn (6 registered investment companies consisting of 22 portfolios); Mr. Kester (6 registered investment companies consisting of 22 portfolios); and Ms. Robards (4 registered investment companies consisting of 15 portfolios).


Management and Advisory Arrangements


      Investment Advisory Services. The Investment Adviser provides each Fund with investment advisory and management services. Subject to the supervision of the Directors, the Investment Adviser is responsible for the actual management of a Fund's portfolio and constantly reviews each Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performs certain of the other administrative services and provides office space, facilities, equipment and necessary personnel for management of each Fund.

      Investment Advisory Fees. The Corporation on behalf of the Fund has entered into an investment advisory agreement with Merrill Lynch Investment Managers International Limited as Investment Adviser (the "Investment Advisory Agreement") pursuant to which the Investment Adviser receives for its services to the Merrill Lynch Large Cap Growth Focus Fund monthly compensation at the annual rate of 0.65% of the average daily net assets of the Merrill Lynch Large Cap Growth Focus Fund. The table below sets forth information about the total investment advisory fees paid by the Merrill Lynch Large Cap Growth Focus Fund to the Investment Adviser for the periods indicated. For the fiscal year ended December 31, 2000 the Investment Adviser waived a portion of its fee.

                                                      Investment        Amount
Period                                               Advisory Fee       Waived
------                                               ------------       ------
Fiscal year ended December 31, 2000 ...............    $269,773        $50,562
April 30, 1999 (commencement of operations) to
  December 31, 1999 ...............................    $ 50,626        $50,626

      Payment of Fund Expenses. The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay, or cause an affiliate to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Corporation. The Investment Adviser is also obligated to pay, or cause an affiliate to pay, the fees of all officers and Directors who are affiliated persons of the Investment Adviser or any sub-adviser. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of the Fund and the Corporation (except to the extent paid by Participating Insurance Companies), including, among other things: taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, copies of the prospectus and statement of additional information, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or foreign laws, fees and actual out-of-pocket expenses of non-interested Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or any Fund. Certain accounting services are provided for the Corporation by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Corporation. The Corporation will pay the cost of these services. In addition, the Corporation will reimburse the Investment Adviser for the cost of certain additional accounting services. The Participating Insurance Companies will pay certain of the expenses of a Fund incurred in connection with the offering of shares of the Fund. Certain expenses will be financed by a Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans" below.


      Organization of the Investment Adviser. Merrill Lynch International is located at 33 King William Street, London EC4R 9AS, England. Merrill Lynch
International is an affiliate of MLIM. The ultimate parent of Merrill Lynch International is ML & Co., a financial services holding company. ML & Co. is a "controlling person" of Merrill Lynch International as defined under the Investment Company Act because of its power to exercise a controlling influence over its management or policies.


      The Corporation has entered a sub-advisory agreement (the "Sub-Advisory Agreement") with FAM with respect to the Fund, pursuant to which FAM provides investment advisory services with respect to all or a portion of the Fund's daily cash assets. The Corporation has agreed to use its reasonable best efforts to cause the Investment Adviser to pay to FAM a fee in an amount to be determined from time to time by the Investment Adviser and FAM but in no event in excess of the amount that the Investment Adviser actually receives for providing services to the Corporation and the Fund pursuant to the Investment Advisory Agreement. For the period April 30, 1999 (commencement of operations) to December 31, 1999 and the fiscal year ended December 31, 2000, the Investment Adviser paid no fees to FAM pursuant to this Agreement.


      The Investment Adviser has entered into administrative services agreements with certain Participating Insurance Companies, including Participating Insurance Companies that may be affiliates of the Investment Adviser, pursuant to which the Investment Adviser compensates such Participating Insurance Companies for administrative responsibilities relating to the Corporation which are performed by such Participating Insurance Companies.

      Organization of FAM. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM, an affiliate of the Investment Advisor, is a wholly owned subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch. ML & Co. and Princeton Services, the partners of FAM, are "controlling persons" of FAM as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.


      Duration and Termination. Unless earlier terminated as described below, each Investment Advisory Agreement and Sub-Advisory Agreement will each continue in effect for two years from its date of execution and will remain in effect from year to year if approved annually (a) by the Directors of the Corporation or by a majority of the outstanding shares of a Fund and (b) by a majority of the Directors of the Corporation who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and will automatically terminate in the event of an assignment. In addition, such contract may be terminated with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund, or by the Investment Adviser without penalty on 60 days' written notice to the other party, or by vote of the shareholders of the Fund.

      Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $5,000 annually and an amount equal to 0.05% annually of the average daily net asset value of the assets of a Fund held by separate accounts of Participating Insurance Companies that are not affiliates of Merrill Lynch & Co. Payment of this fee is remitted to the Transfer Agent on a monthly basis. The Transfer Agent is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent.


      Accounting Services. The Corporation entered into an agreement with State Street, commencing January 1, 2001, pursuant to which State Street provides certain accounting services to the Corporation. The Corporation will pay the costs of these services. The Investment Adviser provides certain additional accounting services to the Corporation. The Corporation reimburses the Investment Adviser for the cost of these services. For the fiscal year ended December 31, 2000, the Investment Adviser provided accounting services to the Corporation at its costs in connection with such services and the Corporation reimbursed the Investment Adviser $101,226 for such services.


Code of Ethics


      The Board of Directors of the Corporation has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Fund, FAM Distributors, Inc ("FAMD" or, the "Distributor") and the Investment Adviser (the "Code of Ethics"). The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.


                               Purchase of Shares

      Reference is made to "Your Account -- Fund Shares" in the Appendix to the Prospectus.

      Each  Fund  offers  two  classes  of  shares:  Class A and  Class  B.  The
Participating Insurance Company decides which share class will support a Contract. Each Class A and Class B share of a Fund represents an identical interest in the investment portfolio of that Fund and has the same rights, except that Class B shares bear the expenses of the ongoing distribution fees and Class B shares have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which the distribution fees are paid.

      The Funds do not offer their shares to the general public. Only separate accounts established by Participating Insurance Companies can buy Fund shares. Each Fund's Investment Adviser is affiliated with two Participating Insurance Companies. Participating Insurance Companies issue Contracts and use Fund shares to support these Contracts. When this Statement of Additional Information refers to Fund shareholders, it is referring to the Participating Insurance Companies.

      Contract owners have certain rights under their Contract, but do not have any direct interest in Fund shares. A separate prospectus describes the Contract and its additional fees and charges. It also describes how changes in a Fund's net asset value and distributions on Fund shares affect benefits under a Contract.


      The FAMD, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P. O. Box 9081, Princeton, New Jersey 08543-9081) acts as the distributor for each Fund.


Distribution Agreements

      The Corporation has entered into distribution agreements (each, a "Distribution Agreement") with the Distributor with respect to the sale of the Corporation's shares to the Distributor for resale to Participating Insurance Companies' separate accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is an affiliate of the Investment Adviser.

      Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.


      The Corporation may suspend the continuous offering of a Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Corporation.

Distribution Plans

      Reference is made to "Your Account -- Fund Shares" in the Appendix to the Prospectus for certain information with respect to the distribution plan for Class B shares pursuant to Rule 12b-1, under the Investment Company Act, of a Fund (each a "Distribution Plan") with respect to the distribution fees paid by each Fund with respect to such class.

      Each Distribution Plan permits the Corporation to pay to each Participating Insurance Company that enters into an agreement with the Corporation to provide distribution related services to Contract owners, a distribution fee relating to the Class B shares accrued daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Class B shares of each Fund held by such Participating Insurance Company. Such services include, but are not limited to, (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Corporation advertisements, sales literature and other promotional materials describing and/or relating to the Corporation and including materials intended for use within the Participating Insurance Company or for broker-dealer only use or retail use, (c) holding seminars and sales meetings designed to promote the distribution of the Class B shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Corporation and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Corporation and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Contract owners to the Corporation, (g) providing personal services and/or maintenance of the accounts of the Contract owners with respect to Class B shares of the Funds attributable to such accounts, and (h) financing any other activity that the Corporation's Board of Directors determines is primarily intended to result in the sale of Class B shares.

      A Fund has no obligation with respect to distribution related expenses incurred by the Distributor or Participating Insurance Companies in connection with the Class B shares, and there is no assurance that the Board of Directors of the Corporation will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the distribution of each Fund's Class B shares separately.

      In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to each Fund and its Class B shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit the applicable Fund and its Class B shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding Class B shares of the applicable Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related Class B shareholders, and all material amendments are required to be approved by the vote of the Directors, including a majority of the non-interested Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

                              REDEMPTION OF SHARES

      Reference is made to "Your Account-How to Buy and Sell Shares" in the Appendix to the Prospectus.


      The Corporation is required to redeem for cash all shares of a Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

      The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the New York Stock Exchange (the "NYSE") is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of that Fund.

      The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the market value of securities held by a Fund at such time.


      The Merrill Lynch Large Cap Growth Focus Fund has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide the Merrill Lynch Large Cap Growth Focus Fund with a temporary source of cash to be used to meet redemption requests from Merrill Lynch Large Cap Growth Focus Fund shareholders in extraordinary or emergency circumstances.

      The Board of Directors of the Corporation may authorize the Corporation to redeem all or any part of the outstanding shares of any class or series of the Corporation, including the Merrill Lynch Large Cap Growth Focus Fund, upon notice to shareholders.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


      Subject to policies established by the Board of Directors, the Investment Adviser is primarily responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage. The Corporation has no obligation to deal with any broker or group of brokers or dealers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment
Adviser seeks to obtain the best net results for the Corporation, taking into account such factors as price (including the applicable brokerage commission), size of order, difficulty of execution and operational facilities of the firm and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonable competitive commission rates, the Corporation does not necessarily pay the lowest commission available. Subject to applicable legal requirements, the Investment Adviser may select a broker based upon brokerage or research services provided to the Investment Adviser and its clients, including a Fund. The Investment Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.


      Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits the Investment Adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Investment Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

      To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation of investments. Examples of research-oriented services for which the Investment Adviser might utilize Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel or personnel principally responsible for the Investment Adviser's individually managed portfolios is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to the Investment Adviser are not reduced as a result of the Investment Adviser's receipt of research services.

      In some cases the Investment Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Investment Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Investment Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Investment Adviser faces a potential conflict of interest, but the Investment Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

      From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Investment Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

      In addition, consistent with the Conduct Rules of the NASD and policies established by the Board and subject to best execution, the Investment Adviser may consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of a Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Fund.


      The Corporation anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Corporation will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. The Corporation's ability and decisions to purchase and sell portfolio securities may be affected by foreign laws and regulations relating to the convertability and repatriation of assets.

      To the extent a Fund invests in non-U.S. securities, these equity securities may be held by a Fund in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.


      Because the shares of a Fund are redeemable on a daily basis in U.S. dollars, each Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemption's. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.


      Information about the brokerage commissions paid by the Corporation, including commissions paid to Merrill Lynch, is set forth in the following table:


                                         Aggregate Brokerage  Commissions Paid
Period                                    Commissions Paid    to Merrill Lynch
------                                    -----------------    ---------------
Fiscal Year Ended
  December 31, 2000 ......................     $65,980              $600
April 30, 1999 (commencement
  of operations) to December 31, 1999 ....     $21,429              $  0

      For the fiscal year ended December 31, 2000, the brokerage commissions paid to Merrill Lynch represented 0.91% of the aggregate brokerage commissions paid and involved 0.53% of the Corporation's dollar amount of transactions involving payment of brokerage commissions during the year.


      The Corporation may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Corporation and persons who are affiliated with such affiliated persons are prohibited from dealing with the Corporation as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, the Corporation will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of the Corporation may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Corporation may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves a placement agent except pursuant to procedures adopted by the Board of Directors of the Corporation that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See "Investment Objectives and Policies -- Investment Restrictions."

      Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Corporation in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Corporation and annual statements as to aggregate compensation will be provided to the Corporation.


      The Board of Directors of the Corporation has considered the possibility of seeking to recapture, for the benefit of the Corporation, brokerage commissions and other expenses of portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Corporation to the Investment Adviser. After considering all factors deemed relevant, the Board of Directors of the Corporation made a determination not to seek such recapture. The Board will reconsider this matter from time to time.

      Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Corporation or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                                PRICING OF SHARES

Determination of Net Asset Value

      The net asset value of the shares of all classes of a Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Participating Insurance Companies, and the advisory fees payable by each Fund to the Investment Adviser, are accrued daily.

      Portfolio securities, including ADRs, EDRs, and GDRs, that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Directors as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded on the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When a Fund writes an option, the amount of the premium received is recorded on the books of that Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by a Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Directors of the Corporation. Such valuations and procedures will be reviewed periodically by the Directors.

      Generally, trading in foreign securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Fund's net asset value.


                               DIVIDENDS AND TAXES

Dividends

      Each Fund intends to distribute substantially all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to each Fund's shareholders at least annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal tax requirement that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, the Fund has net income from certain foreign currency transactions, such income will be distributed at least annually. Dividends and distributions of a Fund will be automatically reinvested in shares of that Fund at net asset value.

Taxes

      Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify for and elect the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund so qualifies, that Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. Each Fund intends to distribute substantially all of such income. To qualify for this treatment, each Fund must, among other things, (a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts; and (b) diversify its holdings so that, at the end of each quarter of the taxable year,

(i) at least 50% of the value of its assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount no greater than 5% of its assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). If any Fund should fail to qualify as a RIC in any year, then that Fund would incur corporate federal income tax upon its taxable income for that year (with no deduction for distributions to shareholders), and its distributions will generally be taxable as ordinary dividend income to its shareholders, and each Participating Insurance Company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (see below), with the result that the variable life insurance and/or variable annuity contracts supported by that account would no longer be eligible for tax deferral.

      In addition to satisfying the diversification requirements applicable to RICs, each Fund intends to diversify its assets as required by section 817(h) of the Code and the regulations thereunder. These regulations place certain limitations both on the investments of the Fund and on the type of Fund shareholders. If a Fund fails to comply with these requirements, Contracts that invest in the Fund will not be entitled to the favorable treatment granted to annuity, endowment or life insurance contracts under the Code.

      A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, that Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, the "PFIC income"), plus interest thereon, even if that Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in that Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Fund may make a "mark-to-market" election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). If the election is in effect at the end of the Fund's taxable year, that Fund will recognize the amount of gains, if any, with respect to PFIC stock. Such mark-to-market gain will be treated as ordinary income. Alternatively, a Fund may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, that Fund will be required to include in its income each year, its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to that Fund; those amounts would be subject to the distribution requirements applicable to that Fund described above. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of that Fund's assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

      The foregoing is a general and abbreviated summary of certain applicable Federal income tax considerations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

      For information regarding the federal income tax treatment of a Contract and distributions to the separate accounts of the Participating Insurance Companies, see the separate prospectus for the Contracts.

                                PERFORMANCE DATA

      From time to time a Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective Contract owners. Total return is based on a Fund's historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class A and Class B shares in accordance with a formula specified by the Commission.

      Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed on the Contracts by the Participating Insurance Companies, which, if included, would decrease total return.

      A Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted below. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

      Set forth below is total return information for Class A shares of the Merrill Lynch Large Cap Growth Focus Fund for the period indicated. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed on the contracts by the Participating Insurance Companies, which, if included, would decrease total return.

                                                             Class A Shares
                                                            -----------------
                                                            Redeemable Value
                                                            of a Hypothetical
                                                            $1,000 Investment
                                                              at the End of
                     Period                                    the Period
                     ------                                 -----------------
Average Annual Total Return
   One Year Ended December 31, 2000 .......................     -15.95%
   Inception (April 30, 1999) to December 31, 2000 ........       0.99%

      Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. A Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and the value of the Fund shares, when redeemed, may be worth more or less than their original cost.


      On occasion, a Fund may compare its performance to various indices including, the Russell 1000(R) Growth Index, the Standard & Poor's 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, the MSCI Europe (if applicable) or other published indices, or to performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc. ("Morningstar"), CDA Investment Technology, Inc., Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of that Fund and the index, such as standard deviation and beta. In addition, from time to time, a Fund may include the Fund's Morningstar risk-adjusted performance rating in advertisements or supplemental sales literature. A Fund may, from time to time, quote in advertisement or other materials other applicable measures of performance, and may also make references to awards that may be given to the Investment Adviser. As with other performance data, performance comparisons should not be considered indicative of a Fund's relative performance for any future period.

      A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objective. This may include information about past, current or possible economic, market, political or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund's portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund's performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments. As with other performance data, performance comparison should not be considered indicative of a Fund's relative performance for any future period.

                               GENERAL INFORMATION

Independent Auditors


      Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540 has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the non-interests Directors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

Accounting Services Provider

      State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for the Fund.


Custodian


      Brown Brothers Harriman & Co., (the "Custodian"), 40 Water Street, Boston, Massachusetts 02109, acts as the Custodian of the Fund's assets. Under its contract with the Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.


Transfer Agent


      Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a transfer agency, dividend disbursing agency and shareholder servicing agency agreement. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.


Legal Counsel


      Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, is counsel for the Fund.


Reports to Shareholders


      The fiscal year of the Merrill Lynch Large Cap Growth Focus Fund ends on December 31 of each year. Each Fund sends to its shareholders at least semi-annually reports showing that Fund's portfolio and other information. An Annual Report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends.


Additional Information

      The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

      Under a separate agreement, ML&Co. has granted the Fund the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted ML & Co. under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.


      To the knowledge of the Merrill Lynch Large Cap Growth Focus Fund, the following Participating Insurance Companies owned of record or beneficially 5% or more of a class of the Merrill Lynch Large Cap Growth Focus Fund's shares as of April 2, 2001:

                                                Percent of
Name/Address                                      Class A
------------                                    ----------
ML Life Insurance Co. ........................    64.81%
Attn. Doak Foster
310 W Capital Ave.
Little Rock, AR 72201-3525

                                                Percent of
Name/Address                                      Class A
------------                                    ----------
Merrill Lynch Insurance Group ................     9.89%
Attn. Variable Accounting Unit
4804 Deer Lake Dr. E, 4th Floor
Jacksonville, FL 32246

ML Life Insurance Company ....................    12.42%
Attn. Doak Foster
310 W Capital Ave.
Little Rock, AR 72201-3525

ML Life Insurance Co. of NY ..................     5.89%
Attn. Melissa Dwyer
717 Fifth Ave., 16th Floor
New York, NY 10022


                              FINANCIAL STATEMENTS


      The Merrill Lynch Large Cap Growth Focus Fund's audited financial statements are incorporated into this Statement of Additional Information by reference to its 2000 Annual Report to shareholders. You may request a copy of the Annual Report at no charge by calling 1-888-763-2260 between 8:00 a.m. and 8:00 p.m. on any business day.

                                                                         ANNEX A

                       RATINGS OF FIXED INCOME SECURITIES

Description of Moody's Investors Services, Inc.'s Corporate Debt Ratings

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Description of Moody's Commercial Paper Ratings

      The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended (the "Securities Act").

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a


                                   Annex A-1
valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

            Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            o     Leading market positions in well-established industries

            o     High rates of return on funds employed

            o Conservative capitalization structures with moderate reliance on debt and ample asset protection

            o Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

            o Well established access to a range of financial markets and assured sources of alternate liquidity

            Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

            Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

            Issuers rated Not Prime do not fall within any of the Prime rating categories.

      If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Description of Moody's Preferred Stock Ratings

      Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

      Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.


                                   Annex A-2
ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporate Debt Ratings

      A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligers such as guarantors, insurers or lessees.

      The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

      Debt rated BB, B, CCC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


                                   Annex A-3

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

      Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

* Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

      Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.


                                   Annex A-4

Description of Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

      The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.


Description of Standard & Poor's Preferred Stock Ratings

      A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

      The preferred stock ratings are based on the following considerations:

I. Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable
         sinking  fund   requirements  in  accordance  with  the  terms  of  the
         obligation.

II.      Nature of, and provisions of, the issue.

III.     Relative   position   of  the  issue  in  the   event  of   bankruptcy,
         reorganization, or other arrangements affecting creditors' rights.

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.


                                   Annex A-5

BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB       Preferred stock rated "BB," "B," and "CCC" are regarded, on balance, as
B        predominantly  speculative with respect to the issuer's capacity to pay
CCC preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C        A preferred stock rated "C" is a non-paying issue.

D A preferred stock rated "D" is a non-paying issue in default on debt instruments.

      NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

      Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor's earnings and dividend rankings for common stocks.

      The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Description of Fitch IBCA, Inc.'s ("Fitch") Investment Grade Bonds Ratings

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


                                   Annex A-6

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR            Indicates that Fitch does not rate the specific issue.

Conditional   A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended     A rating is suspended  when Fitch deems the amount of  information available from the issuer to be inadequate for rating purposes.

Withdrawn     A rating will be withdrawn  when an issue  matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert    Ratings  are  placed  on  FitchAlert  to  notify  investors  of an occurrence  that is likely to  result in a rating  change  and the
              likely   direction  of  such  change.   These  are  designated  as
              "Positive"   indicating  a  potential  upgrade,   "Negative,"  for
              potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

         Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Description of Fitch Speculative Grade Bond Ratings

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


                                   Annex A-7

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C        Bonds are in imminent default in payment of interest or principal.

DDD      Bonds are in default on interest and/or principal payments.  Such bonds
DD       are  extremely  speculative  and should be valued on the basis of their
D ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch Investment Grade Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      Fitch short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


                                   Annex A-8

                            PART C. OTHER INFORMATION

Item 23. Exhibits.

   Exhibit
   Number
   -------


    1(a)  --  Articles of Incorporation of Registrant.(1)
    1(b)  --  Amended Articles of Incorporation of Registrant.(2)
    2     --  By-Laws of Registrant.(1)
    3     --  Instrument  Defining  Rights  of  Shareholders.   Incorporated  by
              reference to Exhibits 1 and 2 above.
    4(a)  -- Investment Advisory Agreement between Registrant and Mercury Asset
              Management  International  Ltd.,  (now  Merrill  Lynch  Investment
              Managers International Limited).(3)
    4(b)  --  Sub-Advisory   Agreement   between   Registrant   and  Fund  Asset
              Management, L.P.(3)
    5(a)  --  Class A  Distribution  Agreement  between  Registrant  and Mercury
              Funds Distributor, a division of FAM Distributors, Inc.(3)
    5(b)  --  Class B  Distribution  Agreement  between  Registrant  and Mercury
              Funds Distributor, a division of FAM Distributors, Inc.(3)
    6     --  Not Applicable.
    7     --  Custody Agreement between Registrant and Brown Brothers Harriman &
              Co.(3)
    8(a)  --  Transfer  Agency,   Dividend  Disbursing  Agency  and  Shareholder
              Servicing Agency Agreement  between  Registrant and Financial Data
              Services, Inc.(3)
    8(b)  --  License  Agreement  relating to Use of Name between  Mercury Asset
              Management   International  Ltd.  (now  Merrill  Lynch  Investment
              Managers  International  Limited),  Mercury Asset Management Group
              Ltd. and Registrant.(3)
    8(c)  --  License Agreement  relating to the Use of Name between  Registrant to Merrill Lynch & Co., Inc.*
    8(d)  --  Form of Administrative  Services  Agreement between Registrant and
              State Street Bank and Trust Company.(4)
    8(e)  --  Participation    Agreement   between   Registrant   and   American
              International Life Assurance Company of New York.*
    8(f)  --  Participation  Agreement between  Registrant and Hartford Life and
              Annuity Insurance Company.*
    8(g)  --  Participation  Agreement between Registrant and AIG Life Insurance
              Company.*
    8(h)  --  Amended and Restated Credit  Agreement  between the Registrant and a syndicate of banks.(5)
    9     --  Opinion  and  consent of Swidler  Berlin  Shereff  Friedman,  LLP, counsel for Registrant.(2)
   10(a)  --  Consent of independent auditors for Registrant.*
   10(b)  --  Consent of Swidler  Berlin  Shereff  Friedman,  LLP,  counsel  for
              Registrant.*
   11     --  Not Applicable.
   12     --  Not Applicable.
   13     --  Class B Distribution Plan.(3)
   14     --  Rule 18f-3 Plan.(6)
   15     --  Not Applicable.
   16(a)  --  Code of Ethics.(7)
   16(b)  --  Power of Attorney.(8)

----------
(1) Incorporated by reference to the identically numbered exhibit to Registrant's initial Registration Statement on Form N-1A as filed on December 14, 1998 (File Nos. 333-68879 and 811-09159).
(2) Incorporated by reference to the identically numbered exhibit to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A as filed on April 16, 1999 (File Nos. 333-68879 and 811-09159).
(3) Incorporated by reference to the identically numbered exhibit to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A as filed on February 13, 2001 (File Nos. 333-68879 and 811-09159).
(4) Incorporated by reference to exhibit number 8(c) to Post-Effective Amendment No. 20 to Merrill Lynch Growth Fund's Registration Statement on Form N-1A as filed on February 16, 2001 (File Nos. 33-10794 and 811-4934).
(5) Incorporated by reference to Exhibit B to the Issuer Tender Offer on Form TO under the Securities Exchange Act of 1934 of Merrill Lynch Senior Floating Rate Fund, Inc. (File Nos. 333-15973 and 811-5870).

(6) Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A as filed on April 16, 1999 (File Nos. 333-68879 and 811-09159).
(7) Incorporated by reference to exhibit number 16 to Post-Effective Amendment No. 2 to the Registration Statement under the Securities Act on Form N-1A of Mercury International Fund of Mercury Funds, Inc. as filed on September 12, 2000 (File Nos. 333-56203 and 811-08797).
(8) Incorporated by reference to exhibit number 14(c) to Pre-Effective Amendment No. 1 to Mercury Select Growth Fund of Mercury Funds, Inc.'s Registration Statement under the Securities Act on Form N-1A as filed on April 28, 2000 (File Nos. 333-32242 and 811-08797).
*     Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant.


      Except that all of the Registrant's shares will be held by separate accounts of participating insurance companies, the Registrant is not controlled by or under common control with any other person.

Item 25. Indemnification.

      Reference is made to Article V of Registrant's  Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law and Section 8 of the Distribution Agreement.

      Article VI of the By-Laws provides that each officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the
Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the Directors who are neither "interested persons," as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("non-party independent Directors"), after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Each officer and Director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking;
(b) the  Registrant is insured  against losses arising by reason of the advance;
(c) a majority of a quorum of non-party independent Directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

      The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or Director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or Director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.

      In Section 8 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

      Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.


      Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since January 1, 1999 for his or her account or in the capacity of director, officer, partner or trustee.


                               Position(s) with the               Other Substantial Business,
Name                            Investment Adviser            Profession, Vocation or Employment
-----                           ------------------            ----------------------------------
Peter John Gibbs ............   Chairman and Chief        Director of Mercury Asset Management Ltd.;
                                Executive Officer         Director of Mercury Asset Management International
                                                          Channel Islands Ltd.; Director and Joint Chairman
                                                          of Munich London Investment Management Ltd.

Carol Consuelo Brooke .......   Deputy Chairman           Director of Merrill Lynch (UK) Pension Plan
                                                          Trustees Limited; Director of Munich London
                                                          Investment Management Ltd.; Director of Benender
                                                          School (Kent) Ltd., Cranbrook Kent, TN17 4AA;
                                                          Director of Mercury Asset Management Pension
                                                          Trustee Co. Ltd.

Simon G.B. Miles ............   Director                  None

Debra Anne Searle ...........   Secretary                 Secretary of Mercury Asset Management Ltd.;
                                                          Secretary of Mercury Asset Management Group, Ltd.

John Eric Nelson ............   Director                  None

Steve Warner Golann .........   Director                  None

      Set forth below is a list of the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee. The address of each, unless otherwise stated, is 33 King William Street, London, England EC4R 9AS.


      Ms. Searle serves as officer of the following companies:


            Forum House Limited; Grosvenor Alternate Partner Limited; Grosvenor General Partner Limited; Grosvenor Ventures Limited; Grosvenor Venture Managers Limited; 33 King William Street, Ltd.; Mercury Asset Management Employee Trust Co. Ltd.; Mercury Asset Management Finance Ltd.; Mercury Asset Management Group Services Ltd; Mercury Asset Management Holdings Ltd.; Mercury Asset Management No. 1 Limited; Mercury Asset Management No. 2 Limited; Mercury Asset Management Pension Trustee Co. Ltd.; Mercury Executor & Trustee Co. Ltd.; Mercury (Finance) Ltd.; Mercury Fund Managers Limited; Mercury Financial Services Ltd.; Mercury Investment Management Limited; Mercury Investment Services Ltd.; Mercury Life Assurance Company Ltd.; Mercury Life Limited; Mercury Life Nominees Ltd.; Mercury Private Equity Holdings Ltd.; Mercury Rowan Mullens Ltd.; Munich London Investment Management Ltd.; Mercury Private Equity MUST 3 Limited; Seligman Trust Limited; Third Grosvenor Limited, and Wimco Nominees Ltd.

            The address of each of the following is 25 Ropemaker Place, London, England EC4R 9AS.

            Ms. Searle also serves as officer of the following companies: SNC International (Holdings) Limited; SNC Securities Limited; SNCS Limited; Storey Saver Limited; Merrill Lynch Private Capital Limited; Merrill Lynch, Pierce, Fenner & Smith (Brokers & Dealers) Limited; Merrill Lynch, Pierce, Fenner & Smith Limited; Mership Nominees Limited; ML Europe Property Ltd.; ML Invest Holdings Limited; ML Invest Limited; N.Y.
      Nominees Limited; Paramount Nominees Limited; Prismbond Limited; RNML Limited; S.N.C. Nominees Limited; Sealion Nominees Limited; Smith Bros (Services & Leasing) Limited; Smith Bros Nominees Limited; Smith Bros Participations Limited; Smith Bros PLC; SNC Corporate Finance Limited; SNC Financial Services; McIntosh Services (UK) Limited; Merrill Lynch (UK) Pension Plan Trustees Limited; Merrill Lynch Capital Markets Bank Limited; Merrill Lynch Equities Limited; Merrill Lynch Europe Funding; Merrill Lynch Europe Holdings Limited; Merrill Lynch Europe PLC; Merrill Lynch Financial Services Limited; Merrill Lynch Gilts (Nominees) Limited;
      Merrill Lynch Gilts Holdings Limited; Merrill Lynch Gilts Investments Limited; Merrill Lynch Gilts Limited; Merrill Lynch Group Holdings Limited; Merrill Lynch Limited; Merrill Lynch Nominees Limited; Benson Nominees Limited; C.P.W. Limited; Capital Markets; Chetwynd Nominees
      Limited; Citygate Nominees Limited; CLO Funding Limited, and Fiduciary Services (UK) Limited.


            Set forth below is a list of each executive officer and director of Fund Asset Management, L.P. ("FAM") indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1999 for his, her or its own account or in the capacity of director, officer, partner or trustee.




                               Position(s) with the                  Other Substantial Business,
Name                            Investment Adviser               Profession, Vocation or Employment
----                           --------------------              ----------------------------------
ML & Co. ....................   Limited Partner         Financial Services Holding Company; Limited Partner of Merrill
                                                        Lynch Investment Managers, L.P. ("MLIM")

Princeton Services ..........   General Partner         General Partner of MLIM

Jeffrey M. Peek .............   President               President of MLIM; President and Director of Princeton Services,
                                                        Inc. ("Princeton Services"); Executive Vice President of ML & Co.;
                                                        Managing Director and Co-Head of the Investment Banking Division
                                                        of Merrill Lynch in 1997

Terry K. Glenn ..............   Executive Vice          Executive Vice President of MLIM; Executive Vice
                                President               President and Director of Princeton Services; President and
                                                        Managing Director of FAM Distributors, Inc. ("FAMD"); Director of
                                                        Financial Data Services, Inc. ("FDS"); President of Princeton
                                                        Administrators

Gregory A. Bundy ............   Chief Operating         Chief Operating Officer and Managing Director of
                                Officer and             MLIM; Chief Operating Officer and Managing Director
                                Managing Director       of Princeton Services; Co-CEO of Merrill Lynch Australia from 1997 to 1999

Donald C. Burke .............   Senior Vice President,  Senior Vice President, Treasurer and Director of Taxation
                                Treasurer and           of MLIM; Senior Vice President and Treasurer of
                                Director of Taxation    Princeton Services; Vice President of FAMD; First Vice President
                                                        of MLIM from 1997 to 1999

Michael G. Clark ............   Senior Vice President   Senior Vice President of MLIM; Senior Vice President of Princeton
                                                        Services; Treasurer and Director of FAMD; First Vice President of
                                                        MLIM from 1997 to 1999

Robert C. Doll, Jr. .........   Senior Vice President   Senior Vice President of MLIM; Senior Vice President of Princeton
                                                        Services; Chief Investment Officer of Oppenheimer Funds Inc. in 1999
                                                        and Executive Vice President thereof from 1991 to 1999


                               Position(s) with the                  Other Substantial Business,
Name                            Investment Adviser               Profession, Vocation or Employment
----                           --------------------              ----------------------------------
Vincent R. Giordano .........   Senior Vice President   Senior Vice President of MLIM; Senior Vice President of Princeton
                                                        Services

Michael J. Hennewinkel ......   Senior Vice President,  Senior Vice President, Secretary and General Counsel of
                                Secretary and           MLIM; Senior Vice President of Princeton Services
                                General Counsel

Philip L. Kirstein ..........   Senior Vice President   Senior Vice President of MLIM; Senior Vice President, Director and
                                                        Secretary of Princeton Services

Debra W. Landsman-Yaros .....   Senior Vice President   Senior Vice President of MLIM; Senior Vice President of Princeton
                                                        Services; Vice President of FAMD

Stephen M. Miller ...........   Senior Vice President   Executive Vice President of Princeton Administrators; Senior Vice
                                                        President of Princeton Services

Mary Taylor .................   Co-Head                 Senior Vice President of ML & Co.
                                (American Region)

Gregory D. Upah .............   Senior Vice President   Senior Vice President of MLIM; Senior Vice President of Princeton
                                                        Services




      Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies listed in the following two paragraphs, and Messrs. Doll and Giordano are officers of one or more of such companies.


      FAM,  located  at P.O.  Box 9011,  Princeton,  New Jersey  08543-9011,  an
affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Global Financial Services Master Trust, Financial Institutions Series Trust, Master Focus Twenty Trust, Master Internet Strategies Trust, Master Large Cap Series Trust, Master Premier Growth Trust, Mercury Global Holdings, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Large Cap Series Funds, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch World Income Fund, Inc., The Asset Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund V, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Insured Fund IV, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund IV, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund IV, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield
California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

      MLIM, located at P.O. Box 9011, Princeton, New Jersey 08543-9011, an affiliate of the Investment Adviser, acts as investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc.,

Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch
Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., The Asset Program and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLIM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc. MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

      Merrill Lynch Investment Managers International Limited, an affiliate of MLIM, acts as the investment adviser for the following open-end registered investment companies: Mercury Master Global Balanced Portfolio of Mercury Master Trust (the "Trust"); Mercury Master International Portfolio of the Trust; Mercury Master Pan-European Growth Portfolio of the Trust; Mercury Master U.S. Large Cap Portfolio of the Trust; Mercury Master U.S. Small Cap Growth Portfolio of the Trust and Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc.


Item 27. Principal Underwriters.


      (a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:

            Mercury Global Balanced Fund of Mercury Funds, Inc.; Mercury Select Growth Fund of Mercury Funds, Inc.; Mercury U.S. Large Cap Fund of Mercury Funds, Inc.; Mercury U.S. Small Cap Growth Fund of Mercury Funds, Inc.; Mercury International Fund of Mercury Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Funds, Inc.; and Summit Cash Reserves Fund of Financial Institutions Series Trust.


            A separate division of FAMD, Inc. acts as the principal underwriter of other investment companies.

      (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.


                          Position(s) and Office(s)   Position(s) and Office(s)
 Name                           with the FAMD             with Registrant
 ----                     ------------------------  ---------------------------
Terry K. Glenn ...........  President and Director  President and Director
Michael G. Clark .........  Treasurer and Director  None
Thomas J. Verage .........  Director                None
Robert W. Crook ..........  Senior Vice President   None
Michael J. Brady .........  Vice President          None
William M. Breen .........  Vice President          None
Donald C. Burke ..........  Vice President          Vice President and Treasurer
James T. Fatseas .........  Vice President          None
Debra W. Landsman-Yaros ..  Vice President          None
Michelle T. Lau ..........  Vice President          None
William Wasel ............  Vice President          None
Robert Harris ............  Secretary               None

Item 28. Location of Accounts and Records.

      All  accounts,  books and other  documents  required to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant, (Mercury V.I. Funds, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536) and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).


Item 29. Management Services.

      Other than as set forth under the caption "Management of the Fund" in the Prospectus constituting Part A of the Registration Statement and under
"Management of the Funds -- Management and Advisory Arrangements" in the Appendix to the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management-related service contract.

Item 30. Undertakings.

      None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of April, 2001.


                                    MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND OF
                                              MERCURY V.I. FUNDS, INC.
                                                  (Registrant)

                                              /s/ DONALD C. BURKE
                                    By: ----------------------------------------
                                           (Donald C. Burke, Treasurer
                                         (Principal Financial Accounting
                                          Officer) and Vice President)


      Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


          Signature                                Title                   Date
          ---------                                ----                    ----

      JEFFREY M. PEEK*                President and Director
-------------------------------         (Principal Executive Officer)
      (Jeffrey M. Peek)

       TERRY K. GLENN*                Executive Vice President
-------------------------------         and Director
      (Terry K. Glenn)

      Donald C. Burke*                Treasurer (Principal Financial
-------------------------------         Accounting Officer) and
      (Donald C. Burke)                 Vice President


       DAVID O. BEIM*                 Director
-------------------------------
      (David O. Beim)

       JAMES T. FLYNN*                Director
-------------------------------
      (James T. Flynn)

       W. CARL KESTER*                Director
-------------------------------
      (W. Carl Kester)

      KAREN P. ROBARDS*               Director
-------------------------------
     (Karen P. Robards)

----------
* This Amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.



*By:      /s/ DONALD C. BURKE                                     April 20, 2001
--------------------------------------
    (Donald C. Burke, Attorney-in-Fact)

                               INDEX TO EXHIBITS


Exhibit
Number          Description
-------         ----------


  8(c)  --  License  Agreement  relating to Use of Name between  Registrant  and
            Merrill Lynch & Co., Inc.
  8(e)  --  Participation    Agreement    between    Registrant   and   American
            International Life Assurance Company of New York.
  8(f)  --  Participation  Agreement  between  Registrant  and Hartford Life and
            Annuity Insurance Company.
  8(g)  --  Participation  Agreement  between  Registrant and AIG Life Insurance
            Company.
 10(a)  --  Consent  of  Deloitte  &  Touche   LLP,   independent  auditors  for
            Registrant.
 10(b)  --  Consent  of  Swidler  Berlin  Shereff   Friedman,  LLP,  Counsel for
            Registrant.